Restructuring (Tables)	3 Months Ended
Mar. 31, 2024
Restructuring and Related Activities [Abstract]
Summary of Restructuring Charges

	Three Months Ended
	March 31, 2024	March 31, 2023
	(in thousands)
Restructuring charges	$—	$9,729
Total	$—	$9,729

Summary of details of movement in restructuring charges

	Three Months Ended	Year Ended
	March 31, 2024	December 31, 2023
	(in thousands)
Opening provision	$6,999	$6,022
Charge during the period	—	36,704
Utilization	(3,853)	(35,727)
Ending provision	$3,146	$6,999